EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EARNINGS PER SHARE [Abstract]
Net income (loss)	$ (6,738)	$ 8,809	$ (5,762)
Weighted average number of shares outstanding used in computing basic net earnings per share	31,959,921	25,047,771	22,831,014
Dilutive effect: stock options		2,024,101
Total weighted average number of shares used in computing diluted net earnings per share	31,959,921	27,071,872	22,831,014
Basic net earnings (loss) per share	$ (0.21)	$ 0.35	$ (0.25)
Diluted net earnings (loss) per share	$ (0.21)	$ 0.33	$ (0.25)